Fair Value Measurement	6 Months Ended
Jun. 30, 2024
Fair value measurement [Abstract]
Fair value measurement
4.	Fair value measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2023

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	15,312	—	15,312
Total Assets	—	15,312	—	15,312

June 30, 2024

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	11,845	—	11,845
Total Assets	—	11,845	—	11,845

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2. For the six months ended June 30, 2023 and 2024, loss of RMB640 and gain of RMB148 was recognized on short-term investments, respectively.

The Group’s short-term investments as of December 31, 2023 and June 30, 2024 were acquired close to the year/period-end dates and can be instantly redeemed or mature within one month.

There have no transfers between level 1, level 2 and level 3 categories.